FINANCIAL STATEMENTS OF

THE GUARDIAN VARIABLE ACCOUNT

The Guardian Variable Account 1

STATEMENTS OF ASSETS AND LIABILITIES

	INVESTMENT OPTIONS	INVESTMENT OPTIONS
	Victory RS Large Cap Alpha Fund Class A	Guardian Equity Income VIP Fund

	(1)	12/31/2025

Assets:
Shares owned in underlying fund	—	171,703
Net asset value per share (NAV)	59.11	13.92

Total Assets (Shares x NAV)	$—	$2,390,104

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	3,142

Net Assets	$—	$2,386,962

Net Assets: Total
Contract value in accumulation period	$—	$679,497
Contract value in Payout (annuitization) period	—	1,707,465

Net Assets	$—	$2,386,962

Total Units Outstanding	—	57,899

Unit Value (accumulation)	$2,236.90	$11.74

Cost of Shares in Underlying Fund	$—	$2,090,131
(1) Portfolio liquidated as of April 25, 2025

STATEMENTS OF OPERATIONS

	INVESTMENT OPTIONS	INVESTMENT OPTIONS
	Victory RS Large Cap Alpha Fund Class A	Guardian Equity Income VIP Fund

	1/1/2025 to 4/25/2025	4/25/2025 to 12/31/2025

2025 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	3,696	15,918

Net investment income/(expense)	(3,696)	(15,918)

2025 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	207,030	12,074
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	207,030	12,074
Net change in unrealized appreciation/(depreciation) of investments	(261,017)	299,973

Net realized and unrealized gain/(loss) from investments	(53,987)	312,047

2025 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(57,683)	$296,129

See notes to financial statements.

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The Guardian Variable Account 1

STATEMENTS OF CHANGES IN NET ASSETS

	INVESTMENT OPTIONS	INVESTMENT OPTIONS
	Victory RS Large Cap Alpha Fund Class A	Guardian Equity Income VIP Fund

	1/1/2024 to 4/25/2025	4/25/2025 to 12/31/2025

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$(62,254)	$—
Net realized gain/(loss) from sale of investments	140,122	—
Reinvested realized gain distributions	295,055	—
Net change in unrealized appreciation/(depreciation) of investments	91,638	—

Net increase/(decrease) resulting from operations	464,561	—

2024 Contract Transactions
Contract purchase payments	—	—
Redemptions and annuity benefits	(693,192)	—
Transfers and other	—	—

Net increase/(decrease) from contract transactions	(693,192)	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	4,553	—

Total Increase/(Decrease) in Net Assets	(224,078)	—
Net Assets at December 31, 2023	2,593,458	—

Net Assets at December 31, 2024	$2,369,380	$—

2025 Increase/(Decrease) from Operations
Net investment income/(expense)	$(3,696)	$(15,918)
Net realized gain/(loss) from sale of investments	207,030	12,074
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(261,017)	299,973

Net increase/(decrease) resulting from operations	(57,683)	296,129

2025 Contract Transactions
Contract purchase payments	—	—
Redemptions and annuity benefits	(60,623)	(158,116)
Transfers between investment divisions, net	(2,251,173)	2,251,173
Transfers and other	99	—

Net increase/(decrease) from contract transactions	(2,311,697)	2,093,057

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	(2,224)

Total Increase/(Decrease) in Net Assets	(2,369,380)	2,386,962
Net Assets at December 31, 2024	2,369,380	—

Net Assets at December 31, 2025	$(0)	$2,386,962

See notes to financial statements.

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FINANCIAL STATEMENTS OF

THE GUARDIAN VARIABLE ACCOUNT

The Guardian Variable Account 2

STATEMENTS OF ASSETS AND LIABILITIES

	INVESTMENT OPTIONS	INVESTMENT OPTIONS
	Victory RS Large Cap Alpha Fund Class A	Guardian Equity Income VIP Fund

	(1)	12/31/2025

Assets:
Shares owned in underlying fund	—	178,063
Net asset value per share (NAV)	59.11	13.92

Total Assets (Shares x NAV)	$—	$2,478,631

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	(11,168)

Net Assets	$—	$2,489,799

Net Assets: VA–2
Contract value in accumulation period	$—	$766,291

Net Assets	$—	$766,291
Units Outstanding	—	65,294

Unit Value (accumulation)	$—	$11.74

Net Assets: VA–19
Contract value in accumulation period	$—	$433,413

Net Assets	$—	$433,413
Units Outstanding	—	36,930

Unit Value (accumulation)	$—	$11.74

Net Assets: Total
Contract value in accumulation period	$—	$1,199,703
Contract value in Payout (annuitization) period	—	1,290,096

Net Assets	$—	$2,489,799

Cost of Shares in Underlying Fund	$—	$2,168,415
(1) Portfolio liquidated as of April 25, 2025

STATEMENTS OF OPERATIONS

	INVESTMENT OPTIONS	INVESTMENT OPTIONS
	Victory RS Large Cap Alpha Fund Class A	Guardian Equity Income VIP Fund

	1/1/2025 to 4/25/2025	4/25/2025 to 12/31/2025

2025 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	3,750	20,252

Net investment income/(expense)	(3,750)	(20,252)

2025 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	204,862	18,076
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	204,862	18,076
Net change in unrealized appreciation/(depreciation) of investments	(230,769)	282,971

Net realized and unrealized gain/(loss) from investments	(25,907)	301,047

2025 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(29,657)	$280,795

See notes to financial statements.

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The Guardian Variable Account 2

STATEMENTS OF CHANGES IN NET ASSETS

	INVESTMENT OPTIONS	INVESTMENT OPTIONS
	Victory RS Large Cap Alpha Fund Class A	Guardian Equity Income VIP Fund

	1/1/2024 to 4/25/2025	4/25/2025 to 12/31/2025

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$(47,594)	$—
Net realized gain/(loss) from sale of investments	66,766	—
Reinvested realized gain distributions	308,092	—
Net change in unrealized appreciation/(depreciation) of investments	149,087	—

Net increase/(decrease) resulting from operations	476,351	—

2024 Contract Transactions
Contract purchase payments	—	—
Redemptions and annuity benefits	(622,667)	—
	—	—

Net increase/(decrease) from contract transactions	(622,667)	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	57,408	—

Total Increase/(Decrease) in Net Assets	(88,908)	—
Net Assets at December 31, 2023	2,540,141	—

Net Assets at December 31, 2024	$2,451,234	$—

2025 Increase/(Decrease) from Operations
Net investment income/(expense)	$(3,750)	$(20,252)
Net realized gain/(loss) from sale of investments	204,862	18,076
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(230,769)	282,971

Net increase/(decrease) resulting from operations	(29,657)	280,795

2025 Contract Transactions
Contract purchase payments	—	—
Redemptions and annuity benefits	(52,633)	(200,653)
Transfers between investment divisions, net	(2,368,992)	2,368,991
Transfers and other	49	—

Net increase/(decrease) from contract transactions	(2,421,576)	2,168,338

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	40,666

Total Increase/(Decrease) in Net Assets	(2,451,233)	2,489,799
Net Assets at December 31, 2024	2,451,234	—

Net Assets at December 31, 2025	$0	$2,489,799

See notes to financial statements.

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THE GUARDIAN VARIABLE ACCOUNT 1

THE GUARDIAN VARIABLE ACCOUNT 2

NOTES TO FINANCIAL STATEMENTS (December 31, 2025)

NOTE 1 — ORGANIZATION

The Guardian Variable Account 1 (VA-1 or the Account) and The Guardian Variable Account 2 (VA-2 or the Account) are registered unit investment trusts under the Investment Company Act of 1940, as amended, established by The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). The mutual fund available under the contracts supported by VA-1 and VA-2 is The Victory RS Large Cap Alpha Fund (the Fund). The VA-2 separate account has two divisions, the VA-2 Division, and the VA-19 Division. All VA-2 separate account contract payments received subsequent to January 1, 1981, have been allocated to the VA-19 Division.

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Guardian Equity Income VIP Fund

The below funds were part of a fund substitution and are no longer available as an investment option under this contract in 2025:

Existing Fund	Replacement Fund	Date
Victory RS Large Cap Alpha Fund Class A	Guardian Equity Income VIP Fund	April 25, 2025

Under applicable insurance law, the assets and liabilities of VA-1 and VA-2 are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of VA-1 and VA-2 will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of VA-1 and VA-2, including the promise to make annuity payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy’s minimum death benefit guarantee) and other policy benefits. Assets and related liabilities are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such guarantee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of the significant accounting policies of both VA-1 and VA-2:

Investments

(a)	Net proceeds of payments made by contract owners to the Accounts are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by a Fund are reinvested in shares of the same Funds.

(b)	The market value of investments in the Fund is based on the net asset value at the close of the period.

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex- dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of Fund shares sold is determined on a first in, first out (FIFO) basis.

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2025, there were no transfers into or out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on

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The Guardian Variable Account 1

The Guardian Variable Account 2

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 — inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 — inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 — inputs are unobservable where there is little, or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2025, none of the Account investments are considered Level 3.

The Accounts invest in various registered mutual funds managed by unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Accounts net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2025, all investments of the Accounts were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $4,866,510.

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2025, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

There were no financial instrument liabilities held by the Accounts as of December 31, 2025, or during the twelve months then ended.

Subsequent Events

The Accounts consider events occurring after the balance sheet date but prior to the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events requiring recognition or disclosure in the financial statements.

Individual Mortality Table Used and the Assumed Investment Return

Net assets allocated to payout contracts involving life contingencies are computed according to the 1983, 2000 and 2012 Individual Annuity Mortality Tables and the assumed investment return is between 1.0% — 6.0%, as applicable based on the annuitization date. The mortality risk is fully borne by GIAC and may result in additional amounts being transferred into the Accounts to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the general account of GIAC. These amounts are reflected in the “Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period” in the Statements of Changes in Net Assets.

Federal Income Taxes

The operations of the Accounts are included in the federal income tax return of Guardian, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Guardian does not expect to incur federal income taxes on the earnings of the Accounts to the extent the earnings are

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The Guardian Variable Account 1

The Guardian Variable Account 2

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

credited under the contracts. Based on this, there is no charge to the Accounts for federal income taxes. Guardian will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Guardian believes that the Accounts satisfy the current requirements of the regulations, and it intends that the Accounts will continue to meet such requirements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Segment Reporting

In this reporting period, the fund adopted FASB Accounting Standards Updated 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2032-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or its results of operations. The intent of the ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows.

The management committee of GIAC evaluates third-party funds and determines the selection of funds to offer within the product offering. All funds are sourced from third party asset managers which employ a governance structure to oversee fund strategy and performance, all of which is an element contemplated in the Separate Account Management Committee’s determination of fund offerings. Accordingly, the Management Committee, acts as the fund’s chief operating decision maker (“CODM”) assessing performance and making decisions about product offering allocation. The CODM has determined that the fund has a single operating segment based on the fact that the CODM monitors the operating results of the fund as a whole and that the fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the fund’s Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025, were as follows:

	Purchases	Sales

VA-1 Separate Account:
VA-1 Division	$3,103	$2,412,269
VA-1A Division	2,251,631	173,574

Total	$2,254,734	$2,585,843

VA-2 Separate Account:
VA-2 Division	$1,295	$2,099,535
VA-19 Division	405	421,426
VA-2 Division	1,953,977	191,369
VA-19 Division	415,016	27,285

Total	$2,370,693	$2,739,615

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The Guardian Variable Account 1

The Guardian Variable Account 2

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

Charges for mortality and expense risk paid to GIAC, through a reduction of the unit value, is computed daily and is equal to an annual rate of 1% of the average daily net assets.

Currently, GIAC makes no charge against VA-1 and VA-2 for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to VA-1 and VA-2 in the future.

Park Avenue Institutional Advisers LLC (“PAIA”), a wholly owned subsidiary of Guardian Investor Services, LLC, which is a wholly owned subsidiary of The Guardian Life Insurance Company of America, provides day to day investment management services to the following new proprietary third-party sub-advised Guardian Variable Product Trust Fund:

•	Guardian Equity Income VIP Fund

GIAC has administrative service fee agreements with Victory Capital Management Inc., which compensates GIAC for administrative services provided at the annual rate of 0.14% based on the average daily net assets. These fees are borne and paid to GIAC by investment advisers, and therefore, are not recorded in the financial statements of the Fund.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account. These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities. The income earned on the amounts retained by GIAC in the Account is reflected in “Mortality and expense risk charges” in the Statements of Operations.

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2025 and 2024, were as follows:

	2025			2024
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)

VA-1 Separate Account:
VA-1 Division	—	338	(338)	—	337	(337)
VA-1A Division	57,899	—	57,899	—	—	—

VA-2 Separate Account:
VA-2 Division	—	428	(428)	—	348	(348)
VA-19 Division	—	243	(243)	—	—	—
VA-2A Division	65,294	—	65,294	—	—	—
VA-19A Division	36,930	—	36,930	—	—	—

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The Guardian Variable Account 1

The Guardian Variable Account 2

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

NOTE 6 — FINANCIAL HIGHLIGHTS

The following represent amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to contract owners’ accounts through redemption of units. The net assets disclosed in the table below represent only net assets in accumulation.

	Units	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
	Outstanding	Unit Value	In Whole $

VA-1 Separate Account:
VA-1A Division(4)
2025	57,899	$11.74	$679,497	1.00%	0.00%	17.36%
VA-1 Division(5)
2025	—	$2,236.90	$—	1.00%	0.00%	14.73%
2024	338	1,949.63	659,728	1.00%	0.94%	19.84%
2023	675	1,626.92	1,097,996	1.00%	0.64%	12.14%
2022	1,194	1,450.77	1,732,443	1.00%	0.80%	-5.55%
2021	1,527	1,536.08	2,344,930	1.00%	1.08%	21.80%

VA-2 Separate Account:
VA-2A Division(4)
2025	65,294	$11.74	$766,291	1.00%	0.00%	17.36%
VA-2 Division(5)
2025	—	$—	$—	N/A	N/A	N/A
2024	428	1,763.93	754,784	1.00%	0.94%	19.84%
2023	776	1,471.96	1,142,470	1.00%	0.64%	12.14%
2022	966	1,312.59	1,268,304	1.00%	0.86%	-5.55%
2021	979	1,389.77	1,359,915	1.00%	1.08%	21.80%
VA-19A Division(4)
2025	36,930	$11.74	$433,413	1.00%	0.00%	17.36%
VA-19 Division(5)
2025	—	$—	$—	N/A	N/A	N/A
2024	243	1,716.90	416,975	1.00%	0.94%	19.84%
2023	243	1,432.71	347,957	1.00%	0.64%	12.14%
2022	249	1,277.59	318,588	1.00%	0.86%	-5.55%
2021	249	1,352.71	337,320	1.00%	1.08%	21.80%

(1)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(2)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the year to date daily average net assets. These ratios exclude those expenses, such as mortality and and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased.
(3)	Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.
(4)	Portfolio commenced operations April 25, 2025.
(5)	As of April 25, 2025, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Guardian VIP Fund. The expense ratio, investment income ratio and total returns were and total returns were not applicable as of December 31, 2025 as a result of liquidation.

B-10

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Variable Account 1 and The Guardian Variable Account 2

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment options of The Guardian Variable Account 1 and The Guardian Variable Account 2 indicated in the table below as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment options of The Guardian Variable Account 1 and The Guardian Variable Account 2 as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Victory RS Large Cap Alpha Fund Class A(1)	Guardian Equity Income VIP Fund(2)

(1) Statement of operations for the period January 1, 2025, through April 25, 2025 (date of liquidation) and statement of changes in net assets for the period January 1, 2024, through April 25, 2025 (date of liquidation).

(2) Statement of operations and statement of changes in net assets for the period April 25, 2025 (commencement of operations) through December 31, 2025.

Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on the financial statements of each of the investment options of The Guardian Variable Account 1 and The Guardian Variable Account 2 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment options of The Guardian Variable Account 1 and The Guardian Variable Account 2 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 17, 2026

We have served as the auditor of one or more of the investment options of The Guardian Variable Account 1 and The Guardian Variable Account 2 since 1992.

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